Business Acquisitions - Aitken Creek (Details) CAD in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Apr. 01, 2016 USD ($)	Apr. 01, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2016 CAD Bcf	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Business Acquisition [Line Items]
Cash purchase price, plus the cost of working gas inventory					CAD 4,841	CAD 38
Goodwill (Note 12)				CAD 4,173	CAD 12,364	CAD 4,173	CAD 3,732
Aitken Creek Gas Storage ULC
Business Acquisition [Line Items]
Cash purchase price, plus the cost of working gas inventory	$ 266	CAD 349
Deposit on acquisition paid			$ 29	CAD 38
Goodwill (Note 12)		CAD 27
Aitken Creek | Aitken Creek Gas Storage ULC
Business Acquisition [Line Items]
Controlling ownership interest (percent)					93.80%
Generating capacity (billion cubic feet) | Bcf					77
North Aitken Creek | Aitken Creek Gas Storage ULC
Business Acquisition [Line Items]
Controlling ownership interest (percent)					100.00%